Revenue - Additional Information (Detail) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Crude oil payment terms (in days)	30 days		30 days
Sales price determination period (up to)	2 months		2 months
Accounts receivable derived from customer contracts	$ 130,514,339		$ 130,514,339		$ 101,259,081
Incentive for automotive fuels	$ 28,665,402	$ 0	$ 103,720,586	$ 0
Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Invoice payment terms (in days)	22 days		22 days
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Invoice payment terms (in days)	30 days		30 days